Financial Risks - Summary of Economic Variable Assumptions (Detail) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Base [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	4.07%	4.11%
Unemployment rate	4.06%	4.03%
House Price Index	416.79	400.12
Domestic GDP	$ 23,439.07	$ 22,900.95
Equity	$ 5,453	$ 4,672.66
Base [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	4.05%	4.04%
Unemployment rate	4.00%	4.06%
House Price Index	422.1	393.7
Domestic GDP	$ 23,899.04	$ 23,303.78
Equity	$ 5,629.59	$ 4,796.24
Base [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	4.03%	4.02%
Unemployment rate	3.98%	3.97%
House Price Index	432.16	394.21
Domestic GDP	$ 24,451.47	$ 23,825.37
Equity	$ 5,994.01	$ 5,043.19
Base [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	4.01%	4.03%
Unemployment rate	3.98%	3.94%
House Price Index	446.29	403.5
Domestic GDP	$ 25,030.21	$ 24,397.71
Equity	$ 6,317.09	$ 5,368.63
Upside [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	4.17%	4.21%
Unemployment rate	3.17%	3.08%
House Price Index	447.54	419.87
Domestic GDP	$ 23,972.15	$ 23,354.42
Equity	$ 5,730.48	$ 4,950.59
Upside [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	4.05%	4.13%
Unemployment rate	3.41%	3.41%
House Price Index	454.13	423.62
Domestic GDP	$ 24,458.14	$ 23,883.09
Equity	$ 5,952.9	$ 5,058.2
Upside [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	4.03%	4.02%
Unemployment rate	3.32%	3.34%
House Price Index	470.19	428.16
Domestic GDP	$ 25,044.64	$ 24,451.63
Equity	$ 6,167.64	$ 5,256.09
Upside [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	4.01%	4.03%
Unemployment rate	3.42%	3.35%
House Price Index	488	439.72
Domestic GDP	$ 25,645.37	$ 25,020.82
Equity	$ 6,460.21	$ 5,490.26
Downside [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	2.08%	2.31%
Unemployment rate	7.86%	7.56%
House Price Index	354.09	339.91
Domestic GDP	$ 22,491.6	$ 22,039.64
Equity	$ 3,576.13	$ 2,904.9
Downside [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	3.53%	3.24%
Unemployment rate	6.45%	6.90%
House Price Index	370.34	347.29
Domestic GDP	$ 22,965.34	$ 22,368.94
Equity	$ 4,138.05	$ 3,226.25
Downside [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	3.83%	3.71%
Unemployment rate	5.39%	5.70%
House Price Index	383.59	352.66
Domestic GDP	$ 23,719.79	$ 23,099.22
Equity	$ 4,995.18	$ 3,942.26
Downside [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	3.95%	3.89%
Unemployment rate	4.51%	4.88%
House Price Index	395.88	363.59
Domestic GDP	$ 24,410.07	$ 23,768.8
Equity	$ 5,599.71	$ 4,603.9